UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

April 30, 2017 (Unaudited)

TD Asset Management USA Funds Inc.

TD Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TD U.S. Government Portfolio

–	Investor Class
–	Class A

TD Municipal Portfolio

–	Investor Class
–	Class A

TD California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TD New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdassetmanagementusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary to Shareholders

Commentary

The first half of fiscal 2017 (November 1, 2016 to April 30, 2017) was mixed for domestic financial assets, with equities generating strong gains while fixed income decreased modestly. For the majority of the period, investors were focused on the results and fallout of the U.S. presidential election, which saw Donald Trump victorious. Assessing the incoming administration’s ability to pass legislative reforms, which included financial and environmental deregulation and massive corporate tax cuts, drove financial market performance. U.S. equities as represented by the S&P 500 Index posted significant gains, up 13.32%, largely as a result of earlier economic data, including a lower unemployment rate and an uptick in inflation. Meanwhile, both U.S. Treasuries and corporate bonds were essentially unchanged, evidenced by the Bloomberg Barclays U.S. Aggregate Bond Index returning -0.67% over the period.

Major U.S. equity markets continued to hit new all-time highs. The S&P 500 Index performed well, with all eleven sectors up over the period. Gains were led by the Financials sector, which was up more than 20% on the hopes of a Trump-mandated reduced regulatory burden within the industry. Other economic sensitive sectors such as Information Technology, Industrials and Consumer Discretionary also provided sizeable gains, all up over 16%. Equities cooled slightly towards the end of the period as progress in repealing the Affordable Care Act was stymied.

During the period, the Federal Reserve (Fed) carried on its tightening cycle by raising the federal funds rate target by 0.25% twice in the span of three months, in December 2016 and again in March 2017. In its March meeting, the Fed noted a strengthening economy with growing household spending and labor market growth. Inflation is still below the long-run objective of 2%. In line with our expectations that this will be the loosest tightening cycle in Fed history, the Fed reaffirmed in its most recent meeting that it will take a gradual approach to further tightening and it will keep the federal funds rate lower than normal for some time.

Despite the Fed’s multiple policy moves, domestic bonds finished the first half of the fiscal year essentially flat. The period began with yields rising heavily as investors contemplated the proposed business-friendly policies of newly elected President Trump. The changes were proposed as being pro-growth, pulling forward inflation expectations and in–turn pushing yields higher to compensate. As the period went on, yields stabilized as the challenges to the implementation of policies became evident. Towards the end of March, the failure of the Trump administration to repeal and replace the Affordable Care Act led to a growing concern that further policy changes may be both delayed and more moderate than initially promised, which lent strength to the bond market.

Global yields remained low as the monetary policies of global central banks remained highly accommodative, diverging from the policies of the Fed. The European Central Bank, Bank of Japan and Bank of England all left interest rates unchanged during the period. Europe saw its fair share of political headlines beginning with the defeat of Italian Prime Minister Matteo Renzi in a referendum over his plan to reform the country’s constitution. Later in the period, the U.K. triggered Article 50, officially kicking-off the two year process to remove itself from the European Union (EU). More recently in France, the markets’ favored candidate Emmanuel Macron who advanced to the second round of the election and is widely projected to win the French presidency against populist and anti-EU candidate Marine LePen in the second round, easing concerns of another Brexit-like shock.

The start of the period through to the end of 2016 saw the U.S. dollar strengthen versus other major currencies as the promise of pro-growth policies from the incoming administration and a Fed rate hike in December drove demand. As the period went on however, the strength of the U.S. dollar waned. Concerns surrounding Trump’s ability to impose his inflationary policies, the belief that the Fed may not pursue interest rate hikes at quite the pace the market had hoped for, as well as an improving economic situation in Europe, all lent to the U.S. dollar’s weakness. The U.S. dollar ended the period up slightly against the euro, Canadian dollar and Japanese yen and weaker than the British pound.

Looking Ahead

Broadly, stocks and yields have risen over the past few months, due in large part to reflation expectations driven by signs of improvement in the global economy and by enthusiasm for some of President Trump’s policies. Yet many potentially problematic structural issues remain unresolved, such as high debt levels, low productivity and an aging population. We believe that the reflationary push for equities may be waning and the current risk/return dynamic favors a more neutral stance.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 17, 2017

You could lose money by investing in the U.S. Government Portfolio. Although this Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

You could lose money by investing in the Money Market, Municipal, California Municipal Money Market, or New York Municipal Money Market Portfolios. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. A Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if that Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 through April 30, 2017).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios 11/1/16 to 4/30/17	Expenses Paid During Period* 11/1/16 to 4/30/17
TD Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.60	0.71%	$3.52
Hypothetical (5% Return before expenses)	1,000.00	1,021.27	0.71	3.56
TD Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.80	0.67	3.32
Hypothetical (5% Return before expenses)	1,000.00	1,021.47	0.67	3.36
TD Money Market Portfolio – Class A
Actual	1,000.00	1,000.40	0.75	3.72
Hypothetical (5% Return before expenses)	1,000.00	1,021.08	0.75	3.76
TD Money Market Portfolio – Select Class
Actual	1,000.00	1,001.00	0.64	3.18
Hypothetical (5% Return before expenses)	1,000.00	1,021.62	0.64	3.21
TD U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.20	0.51	2.53
Hypothetical (5% Return before expenses)	1,000.00	1,022.27	0.51	2.56
TD U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.53	2.63
Hypothetical (5% Return before expenses)	1,000.00	1,022.17	0.53	2.66
TD Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.30	0.64	3.17
Hypothetical (5% Return before expenses)	1,000.00	1,021.62	0.64	3.21
TD Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.66	3.27
Hypothetical (5% Return before expenses)	1,000.00	1,021.52	0.66	3.31
TD California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.30	0.62	3.07
Hypothetical (5% Return before expenses)	1,000.00	1,021.72	0.62	3.11
TD California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.64	3.17
Hypothetical (5% Return before expenses)	1,000.00	1,021.62	0.64	3.21
TD New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.30	0.60	2.98
Hypothetical (5% Return before expenses)	1,000.00	1,021.82	0.60	3.01
TD New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.20	0.62	3.07
Hypothetical (5% Return before expenses)	1,000.00	1,021.72	0.62	3.11
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 04/30/17 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 04/30/17 (Unaudited) (Concluded)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the TD Municipal, TD California Municipal Money Market and TD New York Municipal Money Market Portfolios are 0.36%, 0.46% and 0.52%, respectively; and the tax-equivalent yields for the Class A shares of the TD Municipal, TD California Municipal Money Market and TD New York Municipal Money Market Portfolios are 0.20%, 0.25% and 0.33%, respectively. This is assuming a 2017 maximum federal tax rate of 39.6% for the TD Municipal Portfolio, 51.9% federal and state for the TD California Municipal Money Market Portfolio, and 48.4% federal and state for the TD New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	TD Money Market Portfolio	TD U.S. Government Portfolio	TD Municipal Portfolio	TD California Municipal Money Market Portfolio	TD New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$1,020,523,051	$1,093,660,336	$756,405,074	$241,797,956	$168,101,140
Investments in securities, at value (Note 2)	$971,792,051	$678,766,336	$756,405,074	$241,797,956	$168,101,140
Repurchase agreements, at value (Note 2)	48,731,000	414,894,000	—	—	—
TOTAL INVESTMENTS	1,020,523,051	1,093,660,336	756,405,074	241,797,956	168,101,140
Cash	694	423	53,205	32,797	10,355
Receivable for capital shares sold	12,230,375	33,727,264	8,216,801	4,057,097	2,218,279
Interest receivable	1,502,956	376,904	1,340,517	814,844	186,458
Prepaid expenses	275,140	177,328	138,239	41,192	33,902
TOTAL ASSETS	1,034,532,216	1,127,942,255	766,153,836	246,743,886	170,550,134
LIABILITIES
Payable for capital shares redeemed	16,526,084	18,480,235	6,568,490	3,363,583	923,431
Shareholder servicing fees payable	155,956	231,499	160,052	51,606	35,618
Distribution fees payable	147,678	117,414	102,080	25,084	11,892
Payable to Investment Manager	84,163	91,558	64,020	20,642	14,247
Transfer agent fees payable	81,914	92,599	64,020	20,642	14,247
Dividends payable to shareholders	12,929	1,607	3,884	1,383	564
Payable for Directors’ fees (Note 4)	5,254	5,254	5,254	5,254	5,254
Other accrued expenses	278,721	132,301	113,304	48,447	32,865
TOTAL LIABILITIES	17,292,699	19,152,467	7,081,104	3,536,641	1,038,118
NET ASSETS	$1,017,239,517	$1,108,789,788	$759,072,732	$243,207,245	$169,512,016
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$1,017,237,732	$1,108,789,816	$759,072,780	$243,207,468	$169,547,420
Distributions in excess of net investment income	(2)	—	(49)	—	(1)
Accumulated net realized gains (losses) from investment transactions	1,787	(28)	1	(223)	(35,403)
Net assets, at value	$1,017,239,517	$1,108,789,788	$759,072,732	$243,207,245	$169,512,016
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($448,681,105 ÷ 448,724,354 shares)	($865,185,389 ÷ 865,191,021 shares)	($387,863,984 ÷ 387,886,145 shares)	($142,640,917 ÷ 142,636,873 shares)	($96,790,002 ÷ 96,822,339 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($57,863,679 ÷ 57,875,011 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($238,365,972 ÷ 238,300,579 shares)	($243,604,399 ÷ 243,599,790 shares)	($371,208,748 ÷ 371,187,136 shares)	($100,566,328 ÷ 100,574,656 shares)	($72,722,014 ÷ 72,744,660 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($272,328,761 ÷ 272,337,787 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	TD Money Market Portfolio	TD U.S. Government Portfolio	TD Municipal Portfolio	TD California Municipal Money Market Portfolio	TD New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$4,167,421	$3,128,443	$2,830,267	$935,920	$572,665
EXPENSES
Distribution fees
Investor Class	728,903	1,506,391	649,391	239,112	150,629
Premium Class	116,125	—	—	—	—
Class A	496,847	499,596	890,010	270,034	142,528
Select Class	389,200	—	—	—	—
Shareholder servicing fees
Investor Class	557,906	1,135,663	496,727	189,995	124,770
Premium Class	15,909	—	—	—	—
Class A	299,951	302,140	527,967	160,758	92,167
Select Class	68,164	—	—	—	—
Transfer agent fees
Investor Class	223,160	454,459	198,689	75,997	49,908
Premium Class	15,909	—	—	—	—
Class A	119,979	120,910	211,185	64,303	36,866
Select Class	136,325	—	—	—	—
Investment management fees	509,696	567,148	409,873	140,300	86,774
Directors’ fees (Note 4)	12,265	12,265	12,265	12,265	12,265
Shareholder reports and mailing	214,238	129,818	44,856	18,340	12,192
Registration fees	171,690	45,125	54,983	25,487	25,192
Professional fees	68,013	66,117	53,910	31,480	30,678
Custody fees	40,525	26,804	34,238	16,908	8,149
Other expenses	62,672	34,484	46,144	22,633	14,440
TOTAL EXPENSES	4,247,477	4,900,920	3,630,238	1,267,612	786,558
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(670,516)	(1,941,962)	(968,849)	(388,720)	(258,758)
NET EXPENSES	3,576,961	2,958,958	2,661,389	878,892	527,800
NET INVESTMENT INCOME	590,460	169,485	168,878	57,028	44,865
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	2,611	—	—	(133)	—
NET INCREASE IN NET ASSETS FROM OPERATIONS	$593,071	$169,485	$168,878	$56,895	$44,865

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD Money Market Portfolio		TD U.S. Government Portfolio		TD Municipal Portfolio
	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
OPERATIONS:
Net investment income	$590,460	$276,412	$169,485	$117,838	$168,878	$94,033
Net realized gains from investment transactions	2,611	96,813	—	4,668	—	234
Net increase in net assets from operations	593,071	373,225	169,485	122,506	168,878	94,267
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(226,901)	(52,619)	(154,073)	(90,345)	(110,644)	(41,040)
Premium Class	(43,327)	(10,880)	—	—	—	—
Class A	(78,137)	(144,873)	(15,412)	(27,864)	(58,234)	(52,993)
Select Class	(242,094)	(67,921)	—	—	—	—
From net realized gains
Investor Class	(38,475)	—	(971)	—	—	(1,598)
Premium Class	(5,341)	—	—	—	—	—
Class A	(21,156)	—	(244)	—	—	(2,316)
Select Class	(23,501)	—	—	—	—	—
Total dividends and distributions to shareholders	(678,932)	(276,293)	(170,700)	(118,209)	(168,878)	(97,947)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	479,431,124	1,179,214,313	2,905,805,138	4,549,467,216	382,550,326	860,402,411
Shares issued in reinvestment of dividends	227,965	46,615	150,715	88,452	106,882	39,408
Payments for shares redeemed	(484,007,143)	(1,269,127,340)	(2,988,439,440)	(4,394,005,266)	(386,076,689)	(862,936,483)
Net increase (decrease) in net assets from Investor Class shares	(4,348,054)	(89,866,412)	(82,483,587)	155,550,402	(3,419,481)	(2,494,664)
Premium Class:
Proceeds from shares sold	18,449,375	105,762,416	—	—	—	—
Shares issued in reinvestment of dividends	37,602	7,723	—	—	—	—
Payments for shares redeemed	(32,787,772)	(136,227,852)	—	—	—	—
Net decrease in net assets from Premium Class shares	(14,300,795)	(30,457,713)	—	—	—	—
Class A:
Proceeds from shares sold	691,159,109	5,591,550,965	598,859,534	1,202,899,891	641,193,239	2,003,102,197
Shares issued in reinvestment of dividends	76,746	130,961	15,064	27,093	55,817	50,272
Payments for shares redeemed	(696,287,833)	(6,931,033,755)	(614,924,746)	(1,223,912,127)	(735,213,469)	(2,082,195,767)
Net decrease in net assets from Class A shares	(5,051,978)	(1,339,351,829)	(16,050,148)	(20,985,143)	(93,964,413)	(79,043,298)
Select Class:
Proceeds from shares sold	401,136,634	2,019,704,175	—	—	—	—
Shares issued in reinvestment of dividends	235,770	62,907	—	—	—	—
Payments for shares redeemed	(386,604,697)	(2,487,676,014)	—	—	—	—
Net increase (decrease) in net assets from Select Class shares	14,767,707	(467,908,932)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(8,933,120)	(1,927,584,886)	(98,533,735)	134,565,259	(97,383,894)	(81,537,962)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,018,981)	(1,927,487,954)	(98,534,950)	134,569,556	(97,383,894)	(81,541,642)
NET ASSETS:
Beginning of period	1,026,258,498	2,953,746,452	1,207,324,738	1,072,755,182	856,456,626	937,998,268
End of period	$1,017,239,517	$1,026,258,498	$1,108,789,788	$1,207,324,738	$759,072,732	$856,456,626
Distributions in excess of net investment income, end of period	$(2)	$(3)	$—	$—	$(49)	$(49)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD California Municipal Money Market Portfolio		TD New York Municipal Money Market Portfolio
	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
OPERATIONS:
Net investment income	$57,028	$37,358	$44,865	$19,294
Net realized gains (losses) from investment transactions	(133)	—	—	147
Net increase in net assets from operations	56,895	37,358	44,865	19,441
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(40,644)	(16,186)	(31,042)	(10,734)
Class A	(16,384)	(21,172)	(13,823)	(8,560)
Total dividends and distributions to shareholders	(57,028)	(37,358)	(44,865)	(19,294)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	137,602,722	304,392,450	80,203,294	295,956,974
Shares issued in reinvestment of dividends	39,562	15,723	30,307	10,269
Payments for shares redeemed	(142,519,283)	(319,775,377)	(81,656,324)	(304,912,332)
Net decrease in net assets from Investor Class shares	(4,876,999)	(15,367,204)	(1,422,723)	(8,945,089)
Class A:
Proceeds from shares sold	342,262,790	840,525,700	145,572,149	333,310,334
Shares issued in reinvestment of dividends	15,445	20,047	13,615	8,255
Payments for shares redeemed	(372,612,585)	(933,747,643)	(142,936,967)	(367,787,264)
Net increase (decrease) in net assets from Class A shares	(30,334,350)	(93,201,896)	2,648,797	(34,468,675)
Net increase (decrease) in net assets from capital share transactions	(35,211,349)	(108,569,100)	1,226,074	(43,413,764)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,211,482)	(108,569,100)	1,226,074	(43,413,617)
NET ASSETS:
Beginning of period	278,418,727	386,987,827	168,285,942	211,699,559
End of period	$243,207,245	$278,418,727	$169,512,016	$168,285,942
Distributions in excess of net investment income, end of period	$—	$—	$(1)	$(1)

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017ˆ		2016		2015		2014		2013		2012
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.06%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$448,681		$453,066		$542,916		$583,522		$674,647		$763,979
Ratio of net expenses to average net assets	0.71	%‡	0.43%		0.15%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	0.89	%‡	0.94%		0.94%		0.94%		0.95%		0.97%
Ratio of net investment income to average net assets	0.10	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Premium Class
	2017ˆ		2016		2015		2014		2013		2012
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.08%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$57,864		$72,170		$102,624		$113,938		$105,946		$131,130
Ratio of net expenses to average net assets	0.67	%‡	0.43%		0.15%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	0.68	%‡	0.60%		0.60%		0.61%		0.61%		0.63%
Ratio of net investment income to average net assets	0.14	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Class A
	2017ˆ		2016		2015		2014		2013		2012
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.04%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$238,366		$243,438		$1,582,737		$1,573,084		$1,407,090		$1,280,470
Ratio of net expenses to average net assets	0.75	%‡	0.41%		0.16%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	0.97	%‡	1.02%		1.02%		1.02%		1.03%		1.05%
Ratio of net investment income to average net assets	0.07	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Select Class
	2017ˆ		2016		2015		2014		2013		2012
TD Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.10%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$272,329		$257,584		$725,470		$633,311		$517,223		$520,771
Ratio of net expenses to average net assets	0.64	%‡	0.42%		0.16%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	0.65	%‡	0.62%		0.62%		0.62%		0.63%		0.65%
Ratio of net investment income to average net assets	0.18	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017ˆ		2016		2015		2014		2013		2012
TD U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.02%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$865,185		$947,670		$792,116		$751,528		$669,935		$571,744
Ratio of net expenses to average net assets	0.51	%‡	0.33%		0.09%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.83	%‡	0.95%		0.94%		0.95%		0.95%		0.95%
Ratio of net investment income to average net assets	0.03	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2017ˆ		2016		2015		2014		2013		2012
TD U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$243,605		$259,655		$280,639		$302,890		$297,314		$287,472
Ratio of net expenses to average net assets	0.53	%‡	0.32%		0.09%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.92	%‡	1.03%		1.02%		1.03%		1.03%		1.03%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017ˆ		2016		2015		2014		2013		2012
TD Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		0.000	*	0.000	*	—		—		—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.03%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$387,864		$391,284		$393,780		$404,944		$432,993		$408,554
Ratio of net expenses to average net assets	0.64	%‡	0.30%		0.05%		0.07%		0.12%		0.17%
Ratio of total expenses to average net assets	0.84	%‡	0.95%		0.94%		0.95%		0.95%		0.95%
Ratio of net investment income to average net assets	0.06	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2017ˆ		2016		2015		2014		2013		2012
TD Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		0.000	*	0.000	*	—		—		—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$371,209		$465,173		$544,219		$463,087		$498,329		$426,832
Ratio of net expenses to average net assets	0.66	%‡	0.29%		0.05%		0.06%		0.11%		0.17%
Ratio of total expenses to average net assets	0.93	%‡	1.03%		1.02%		1.03%		1.03%		1.03%
Ratio of net investment income to average net assets	0.03	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017ˆ		2016		2015		2014		2013		2012
TD California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	—		(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.03%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$142,641		$147,518		$162,885		$157,434		$169,922		$162,971
Ratio of net expenses to average net assets	0.62	%‡	0.30%		0.04%		0.05%		0.11%		0.16%
Ratio of total expenses to average net assets	0.86	%‡	0.98%		0.97%		0.97%		0.97%		0.98%
Ratio of net investment income to average net assets	0.05	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2017ˆ		2016		2015		2014		2013		2012
TD California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	—		(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$100,566		$130,901		$224,103		$201,970		$188,975		$155,023
Ratio of net expenses to average net assets	0.64	%‡	0.28%		0.04%		0.05%		0.10%		0.16%
Ratio of total expenses to average net assets	0.96	%‡	1.06%		1.05%		1.05%		1.05%		1.06%
Ratio of net investment income to average net assets	0.03	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2017ˆ		2016		2015		2014		2013		2012
TD New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.03%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$96,790		$98,213		$107,158		$101,884		$100,062		$95,351
Ratio of net expenses to average net assets	0.60	%‡	0.30%		0.04%		0.05%		0.10%		0.14%
Ratio of total expenses to average net assets	0.87	%‡	1.01%		1.01%		1.02%		1.01%		1.02%
Ratio of net investment income to average net assets	0.06	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2017ˆ		2016		2015		2014		2013		2012
TD New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.02%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$72,722		$70,073		$104,542		$67,629		$75,632		$95,548
Ratio of net expenses to average net assets	0.62	%‡	0.28%		0.04%		0.05%		0.11%		0.14%
Ratio of total expenses to average net assets	0.95	%‡	1.09%		1.09%		1.10%		1.09%		1.10%
Ratio of net investment income to average net assets	0.04	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eighteen series. This shareholder report only applies to the following series of the Company: TD Money Market Portfolio (the “Money Market Portfolio”) (formerly “TDAM Money Market Portfolio”), the TD U.S. Government Portfolio (the “U.S. Government Portfolio”) (formerly “TDAM U.S. Government Portfolio”), the TD Municipal Portfolio (the “Municipal Portfolio”) (formerly “TDAM Municipal Portfolio”), the TD California Municipal Money Market Portfolio (the “California Portfolio”) (formerly “TDAM California Municipal Money Market Portfolio”) and the TD New York Municipal Money Market Portfolio (the “New York Portfolio”) (formerly “TDAM New York Municipal Money Market Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The assets of each Portfolio are separate from those of each other Portfolio, and a shareholder’s interest in a particular Portfolio does not extend to any other Portfolio. Each Portfolio is a diversified Portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The Portfolios are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Portfolios follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2017, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the six-month period ended April 30, 2017, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Portfolio under Master Repurchase Agreements (each, a “MRA” and together, the “MRAs”) which permit each Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

At April 30, 2017, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Money Market Portfolio
Bank of Montreal	$23,731,000	$23,731,000	$—	$—
Bank of Nova Scotia	20,000,000	20,000,000	—	—
RBC Capital Markets	5,000,000	5,000,000	—	—
	$48,731,000	$48,731,000	$—	$—
U.S. Government Portfolio
Bank of Montreal	$50,000,000	$50,000,000	$—	$—
Bank of Montreal	189,894,000	189,894,000	—	—
Bank of Nova Scotia	150,000,000	150,000,000	—	—
RBC Capital Markets	25,000,000	25,000,000	—	—
	$414,894,000	$414,894,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Portfolio.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued daily.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2017, earnings credits were less than $3,112 for each Portfolio.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”). These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

Prior to March 29, 2017, the Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. Effective March 29, 2017, the Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class shares of each of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio to pay from its assets distribution fees at a rate not to exceed 0.11% of the annual average daily net assets; the Investor Class shares of the California Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.08% of the annual average daily net assets; the Investor Class shares of the New York Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.04% of the annual average daily net assets; the Premium Class shares of the Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.365% of the annual average daily net assets; Class A shares of each of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio to pay from its assets distribution fees at a rate not to exceed 0.21% of the annual average daily net assets; Class A shares of the California Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.18% of the annual average daily net assets; Class A shares of the New York Municipal Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.14% of the annual average daily net assets; and the Select Class shares of the Money Market Portfolio to pay from its assets distribution fees at a rate not to exceed 0.21% of the annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

For the six-month period ended April 30, 2017, the Portfolios engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to the following:

	Purchases	Sales
Money Market Portfolio	$4,700,000	$—
Municipal Portfolio	21,500,000	18,700,000
California Portfolio	10,200,000	26,200,000
New York Portfolio	8,500,000	—

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

For the six-month period ended April 30, 2017, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Portfolio as follows:

	Distribution Fees Waived	Shareholder Service Fees Waived	Total
Money Market Portfolio
Investor Class	$388,689	$—	$388,689
Premium Class	1,431	—	1,431
Class A	270,672	—	270,672
Select Class	9,724	—	9,724
			$670,516
U.S. Government Portfolio
Investor Class	$1,322,969	$156,219	$1,479,188
Class A	421,819	40,955	462,774
			$1,941,962
Municipal Portfolio
Investor Class	$397,622	$—	$397,622
Class A	571,227	—	571,227
			$968,849
California Portfolio
Investor Class	$180,757	$81	$180,838
Class A	207,806	76	207,882
			$388,720
New York Portfolio
Investor Class	$132,100	$4,022	$136,122
Class A	119,583	3,053	122,636
			$258,758

All fees are waived and reimbursed at the class level of each Portfolio, with the exception of Investment Management fees which are waived and reimbursed at the portfolio level of each Portfolio.

There were no Investment Management or Transfer Agent fees waived and/or reimbursed for the six-month period ended April 30, 2017.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

Note 4 — Directors’ Fees

As of April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for the Chairman is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

Prior to April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500 payable quarterly;
2.	a meeting fee of $6,500 for each regular meeting attended in person;
3.	a meeting fee of $4,000 for each regular meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $20,000 annually, payable quarterly;
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Portfolios’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Portfolios did not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to distribution reclassification. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2016:

	Paid-in Capital	Undistributed Net Investment Loss	Accumulated Net Realized Gain
Municipal Portfolio	$—	$(49)	$49
California Portfolio	(4,061)	—	4,061

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2016 and 2015, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2016	$—	$276,293	$—	$276,293
	2015	—	309,982	—	309,982
U.S. Government Portfolio	2016	—	118,209	—	118,209
	2015	—	106,526	—	106,526
Municipal Portfolio	2016	93,924	4,023	—	97,947
	2015	89,262	2,712	—	91,974
California Portfolio	2016	37,358	—	—	37,358
	2015	37,658	319	—	37,977
New York Portfolio	2016	15,750	3,544	—	19,294
	2015	18,566	892	—	19,458

As of October 31, 2016, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$100,258	$—	$—	$(12,612)	$87,646
U.S. Government Portfolio	11,749	—	—	(10,562)	1,187
Municipal Portfolio	—	7,345	—	(7,393)	(48)
California Portfolio	—	2,494	(89)	(2,495)	(90)
New York Portfolio	—	1,426	(35,402)	(1,428)	(35,404)

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2016, the breakdown of capital loss carryforwards was as follows:

		Expiring October 31,
	Short-Term Loss	2018	2019	Total
California Portfolio	$8	$81	$—	$89
New York Portfolio	34,815	148	439	35,402

During the year ended October 31, 2016, the Money Market Portfolio, U.S. Government Portfolio and New York Portfolio utilized $9,167, $3,481 and $147, respectively, of capital loss carryforwards to offset capital gains. As of October 31, 2016, the California Portfolio had $4,061 of capital loss carryforwards expire.

At April 30, 2017, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 37.5%
Baton Rouge Parish, Exxon Project, AMT, RB
0.82%, 5/1/17 (A)	$9,000,000	$9,000,000
Board of Trustees of Michigan State University, TECP
1.00%, 6/5/17	23,000,000	23,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.87%, 5/4/17 (A)	30,700,000	30,700,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.88%, 5/3/17 (A)	10,700,000	10,700,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.88%, 5/3/17 (A)	10,000,000	10,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.88%, 5/3/17 (A)	6,500,000	6,500,000
California State, MFA, Exxon Mobil Project, AMT, RB
0.83%, 5/1/17 (A)	1,300,000	1,300,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.85%, 5/1/17 (A)	4,500,000	4,500,000
California State, TECP
1.09%, 7/3/17	3,820,000	3,820,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.87%, 5/4/17 (A)	8,000,000	8,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.79%, 5/1/17 (A)	12,350,000	12,350,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.90%, 5/3/17 (A)	$19,400,000	$19,400,000
Illinois, EFA, TECP
0.96%, 7/6/17	17,000,000	17,000,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.89%, 5/3/17 (A)	3,000,000	3,000,000
Indiana State, Finance Authority, Trinity Healthcare Project, RB
0.88%, 5/4/17 (A)	9,700,000	9,700,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.82%, 5/1/17 (A)	13,000,000	13,000,000
Jacksonville, TECP
0.94%, 6/8/17	25,000,000	25,000,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.93%, 5/4/17 (A)	1,182,000	1,182,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.78%, 5/1/17 (A)	3,400,000	3,400,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.77%, 5/1/17 (A)	10,210,000	10,210,000
Massachusetts Port Authority, Harborside Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
1.00%, 5/3/17 (A) (B)	5,400,000	5,400,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.82%, 5/1/17 (A)	4,840,000	4,840,000
Mississippi State, Business Financial, Chevron USA Project, Ser E, RB
0.89%, 5/1/17 (A)	7,300,000	7,300,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.82%, 5/1/17 (A)	15,260,000	15,260,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
NYC Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.84%, 5/1/17 (A)	$15,375,000	$15,375,000
Princeton University, TECP
0.90%, 5/15/17	5,000,000	5,000,000
Sentara Healthcare, TECP
0.97%, 5/8/17	3,320,000	3,320,000
1.04%, 6/6/17	10,000,000	10,000,000
State of California, High-Speed Passenger Train Project, GO Unlimited
1.25%, 4/1/18	1,000,000	1,000,000
Texas A&M University, TECP
0.97%, 5/2/17	15,000,000	15,000,000
1.04%, 6/7/17	10,000,000	10,000,000
Uinta, Wyoming, Chevron USA Project, RB
0.87%, 5/1/17 (A)	13,205,000	13,205,000
University of California, Ser AL-2, RB
0.89%, 5/4/17 (A)	6,100,000	6,100,000
University of California, Ser AL-4, RB
0.88%, 5/4/17 (A)	4,700,000	4,700,000
University of California, Ser Z-1, RB
0.85%, 5/4/17 (A)	16,520,000	16,520,000
University of California, Ser Z-2, RB
0.88%, 5/4/17 (A)	14,400,000	14,400,000
University of Texas, TECP
1.05%, 6/20/17	12,000,000	12,000,000
TOTAL MUNICIPAL OBLIGATIONS		381,182,000
CORPORATE OBLIGATIONS — 25.5%
BANKS — 9.9%
Caisse Centrale Desjardins MTN
1.55%, 9/12/17 (B)	4,675,000	4,678,368
Commonwealth Bank of Australia, NY MTN
1.40%, 9/8/17	10,000,000	10,006,167
1.90%, 9/18/17	10,000,000	10,025,698
International Bank for Reconstruction & Development, MTN
1.07%, 7/14/17 (C)	15,000,000	15,000,026
National Bank of Canada, MTN
1.45%, 11/7/17	5,000,000	5,003,423

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
National Bank of Canada, NY
1.45%, 5/24/17 (C)	$1,408,000	$1,408,406
1.31%, 3/22/18 (C)	25,000,000	25,000,000
Royal Bank of Canada, MTN
1.38%, 6/16/17 (C)	4,000,000	4,000,874
1.25%, 6/16/17	10,000,000	10,002,002
1.20%, 9/19/17	980,000	980,000
Royal Bank of Canada, NY
1.56%, 7/5/17 (C)	4,775,000	4,779,331
Westpac Banking
1.20%, 5/19/17	10,000,000	10,000,729
		100,885,024
DOMESTIC/FOREIGN BANK SUPPORTED — 2.7%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
1.04%, 5/4/17 (A)	23,000,000	23,000,000
Partisan Property (LOC: Wells Fargo Bank, N.A.)
1.02%, 5/3/17 (A)	3,716,500	3,716,500
PCP Investors (LOC: Wells Fargo Bank, N.A.)
1.04%, 5/4/17 (A)	1,070,000	1,070,000
		27,786,500
FINANCIALS — 6.3%
Bank of Montreal, IL
1.61%, 4/17/18 (C)	10,000,000	10,028,759
Bank of Nova Scotia
1.49%, 12/19/17 (C)	13,776,000	13,799,684
Canadian Imperial Bank of Commerce, NY
1.42%, 5/23/17 (C)	10,500,000	10,502,702
1.70%, 10/23/17 (C)	10,000,000	10,013,365
U.S. Bank, N.A.
1.38%, 9/11/17	20,000,000	20,014,479
		64,358,989
HEALTH CARE — 2.0%
Johnson & Johnson
1.13%, 11/21/17	20,000,000	19,998,390
INDUSTRIAL — 3.3%
Toyota Motor Credit, MTN
1.13%, 5/16/17	20,000,000	20,001,483
1.38%, 1/10/18	5,000,000	5,002,179
1.45%, 1/12/18	8,793,000	8,800,062
		33,803,724
INFORMATION TECHNOLOGY — 1.3%
Apple
0.90%, 5/12/17	12,600,000	12,600,129
TOTAL CORPORATE OBLIGATIONS		259,432,756

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 22.2%
BANKS — 7.4%
Australia & New Zealand Banking Group
0.85%, 5/15/17 (D)	$20,000,000	$19,993,428
1.05%, 7/7/17 (D)	15,000,000	14,970,687
Bank of Nova Scotia
1.31%, 2/5/18	10,000,000	10,012,932
Caisse Centrale Desjardins
1.02%, 5/10/17 (B)(D)	15,000,000	14,996,175
1.04%, 6/7/17 (B)(D)	15,000,000	14,983,967
		74,957,189
INDUSTRIAL & OTHER COMMERCIAL PAPER — 14.8%
Apple
0.88%, 6/26/17 (D)	10,000,000	9,986,311
CDP Financial
1.08%, 5/8/17 (B)(D)	15,000,000	14,996,850
1.12%, 6/22/17 (B)(D)	18,750,000	18,719,667
Microsoft
0.67%, 5/9/17 (D)	20,000,000	19,997,022
0.69%, 5/17/17 (D)	10,000,000	9,996,933
0.70%, 5/25/17 (D)	10,000,000	9,995,333
Ontario Teachers
1.28%, 7/21/17 (D)	11,000,000	10,968,568
1.33%, 9/29/17 (B)(D)	15,000,000	14,916,950
PSP Capital
0.90%, 5/3/17 (B)(D)	10,000,000	9,999,500
1.08%, 10/26/17	10,000,000	10,000,000
Yale University
0.93%, 5/15/17 (D)	11,650,000	11,645,787
0.94%, 6/5/17 (D)	10,000,000	9,990,861
		151,213,782
TOTAL COMMERCIAL PAPER		226,170,971
CERTIFICATES OF DEPOSIT — 4.4%
Bank of Nova Scotia Yankee
1.29%, 5/16/17	5,050,000	5,050,595
Canada Imperial Bank, NY
1.33%, 9/14/17	15,000,000	15,000,000
Royal Bank of Canada, NY
1.31%, 10/19/17	5,000,000	5,000,533
Westpac Banking
1.20%, 7/19/17	20,000,000	20,000,000
TOTAL CERTIFICATES OF DEPOSIT		45,051,128
REGIONAL GOVERNMENT OBLIGATIONS — 4.0%
Hydro-Quebec
1.38%, 6/19/17	26,186,000	26,195,155
Province of Ontario Canada
1.10%, 10/25/17	6,200,000	6,198,513
3.15%, 12/15/17	7,945,000	8,035,573
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		40,429,241

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bills
0.77%, 8/17/17 (D)	$10,000,000	$9,976,885
TOTAL U.S. TREASURY OBLIGATIONS		9,976,885
SOVEREIGN DEBT — 0.9%
Export Development Canada
1.00%, 5/15/17	3,563,000	3,563,235
0.75%, 12/15/17	6,000,000	5,985,835
TOTAL SOVEREIGN DEBT		9,549,070
REPURCHASE AGREEMENTS — 4.8%
Counterparty: Bank of Montreal 0.76% dated 4/28/17, due 5/1/17 in the amount of $23,732,503, fully collateralized by U.S. Treasury obligations, par value $100 – $13,359,200, coupon range 0.00% – 4.75%, maturity range 12/31/18 – 2/15/47 value $24,205,714	23,731,000	23,731,000
Counterparty: Bank of Nova Scotia 0.80% dated 4/28/17, due 5/1/17 in the amount of $20,001,333, fully collateralized by U.S. government obligation, par value $20,380,000, coupon 0.71%, maturity 8/25/17 value $20,402,095	20,000,000	20,000,000
Counterparty: RBC Capital Markets 0.79% dated 4/28/17, due 5/1/17 in the amount of $5,000,329, fully collateralized by U.S. Treasury obligation, par value $5,028,400, coupon 1.75%, maturity 10/31/20 value $5,100,021	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		48,731,000
TOTAL INVESTMENTS (Cost $1,020,523,051) — 100.3%		1,020,523,051
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(3,283,534)
NET ASSETS — 100.0%		$1,017,239,517

TD ASSET MANAGEMENT USA FUNDS INC.
TD Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $98,691,477 or 9.70% of net assets of the Portfolio.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2017. Date shown represents the final maturity date.
(D)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

EFA — Educational Facilities Authority

GO — General Obligation

IDA — Industrial Development Authority

IDC — Industrial Development Corporation

LOC — Letter of Credit

MFA — Municipal Financing Authority

MTN — Medium Term Note

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD U.S. Government Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.5%
FANNIE MAE — 1.9%
5.00%, 5/11/17 (A)	$1,400,000	$1,401,638
2.05%, 5/23/17 (A)	730,000	730,540
1.00%, 8/28/17 (A)	500,000	500,191
1.00%, 9/20/17 (A)	2,685,000	2,685,902
1.00%, 9/27/17 (A)	4,000,000	4,001,602
0.88%, 10/26/17 (A)	5,000,000	4,998,412
2.30%, 11/24/17 (A)	1,000,000	1,007,525
0.88%, 12/20/17 (A)	5,000,000	5,001,733
0.88%, 12/27/17 (A)	745,000	744,291
		21,071,834
FANNIE MAE, DISCOUNT NOTE — 5.1%
0.70%, 5/17/17 (A)(B)	333,000	332,896
0.69%, 5/24/17 (A)(B)	12,500,000	12,494,490
0.76%, 6/21/17 (A)(B)	18,243,000	18,223,358
0.53%, 6/23/17 (A)(B)	12,500,000	12,490,247
0.54%, 6/28/17 (A)(B)	12,500,000	12,489,125
		56,030,116
FEDERAL FARM CREDIT BANK — 2.6%
1.02%, 6/20/17 (C)	385,000	384,995
1.00%, 7/17/17	2,500,000	2,500,924
1.02%, 7/25/17 (C)	5,000,000	4,999,879
1.00%, 8/15/17	1,000,000	1,001,021
0.83%, 9/21/17	2,690,000	2,689,147
1.13%, 9/22/17	12,100,000	12,110,956
1.15%, 10/10/17	4,700,000	4,704,137
0.90%, 12/26/17	500,000	499,860
		28,890,919
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 6.0%
0.56%, 5/10/17 (B)	12,500,000	12,498,250
0.56%, 5/16/17 (B)	5,000,000	4,998,833
0.75%, 6/2/17 (B)	17,500,000	17,488,333
0.53%, 7/5/17 (B)	6,500,000	6,493,780
0.81%, 8/2/17 (B)	12,500,000	12,473,844
0.75%, 11/3/17 (B)	5,700,000	5,678,060
0.89%, 12/7/17 (B)	7,500,000	7,459,667
		67,090,767
FEDERAL HOME LOAN BANK — 1.4%
0.75%, 8/15/17	2,000,000	2,000,000
0.94%, 11/17/17 (C)	7,500,000	7,508,357
1.00%, 12/19/17	5,000,000	5,004,749
1.25%, 12/26/17	750,000	751,856
		15,264,962
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 9.0%
0.53%, 5/8/17 (B)	5,000,000	4,999,485
0.70%, 5/17/17 (B)	25,000,000	24,992,222
0.78%, 6/20/17 (B)	30,000,000	29,967,500
0.65%, 8/2/17 (B)	10,000,000	9,983,260
0.98%, 11/2/17 (B)	30,375,000	30,223,589
		100,166,056

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 8.6%
1.00%, 9/29/17 (A)	$45,500,000	$45,529,411
0.77%, 10/24/17 (A)(C)	25,000,000	25,000,000
0.75%, 10/27/17 (A)	1,000,000	999,170
0.72%, 10/27/17 (A)	250,000	249,791
5.13%, 11/17/17 (A)	6,000,000	6,135,877
0.90%, 12/28/17 (A)	625,000	624,505
0.84%, 1/11/18 (A)(C)	12,500,000	12,500,000
1.05%, 2/26/18 (A)	4,000,000	4,000,962
		95,039,716
FREDDIE MAC, DISCOUNT NOTE — 7.9%
0.48%, 5/3/17 (A)(B)	12,500,000	12,499,670
0.61%, 7/20/17 (A)(B)	25,000,000	24,966,111
0.61%, 8/1/17 (A)(B)	25,000,000	24,961,028
0.83%, 8/3/17 (A)(B)	25,000,000	24,946,081
		87,372,890
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		470,927,260
U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bills
0.60%, 6/1/17 (B)	50,000,000	49,974,059
0.75%, 7/27/17 (B)	35,000,000	34,936,393
0.77%, 8/17/17 (B)	25,000,000	24,942,213
TOTAL U.S. TREASURY OBLIGATIONS		109,852,665
COMMERCIAL PAPER — 8.8%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 8.8%
Army and Air Force Exchange Service
0.80%, 5/1/17 (B)(D)	37,500,000	37,500,000
0.83%, 5/8/17 (B)(D)	10,000,000	9,998,386
0.90%, 5/9/17 (B)(D)	20,500,000	20,495,900
0.84%, 5/10/17 (B)(D)	16,500,000	16,496,535
0.84%, 5/15/17 (B)(D)	13,500,000	13,495,590
TOTAL COMMERCIAL PAPER		97,986,411
REPURCHASE AGREEMENTS — 37.4%
Counterparty: Bank of Montreal 0.75% dated 4/25/17, due 5/2/17 in the amount of $50,007,292, fully collateralized by U.S. Treasury obligations, par value $248 – $26,332,200, coupon range 0.00% – 2.75%, maturity range 10/31/17 – 2/15/46 value $51,000,064	50,000,000	50,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD U.S. Government Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Counterparty: Bank of Montreal 0.76% dated 4/28/17, due 5/1/17 in the amount of $189,906,027, fully collateralized by U.S. Treasury obligations, par value $61 – $168,600,700, coupon range 1.25% – 3.00%, maturity range 4/30/19 – 5/15/45 value $193,691,901	$189,894,000	$189,894,000
Counterparty: Bank of Nova Scotia 0.80% dated 4/28/17, due 5/1/17 in the amount of $150,010,000, fully collateralized by U.S. government obligations, par value $541,000 – $25,000,000, coupon range 0.63% – 6.25%, maturity range 10/26/17 – 5/15/29 value $153,010,635	150,000,000	150,000,000
Counterparty: RBC Capital Markets 0.79% dated 4/28/17, due 5/1/17 in the amount of $25,001,646, fully collateralized by U.S. Treasury obligation, par value $25,160,200, coupon 2.00%, maturity 2/15/22 value $25,500,087	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS		414,894,000
TOTAL INVESTMENTS (Cost $1,093,660,336) — 98.6%		1,093,660,336
OTHER ASSETS AND LIABILITIES, NET — 1.4%		15,129,452
NET ASSETS — 100.0%		$1,108,789,788

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2017. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $97,986,411 or 8.84% of net assets of the Portfolio.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.6%
ALABAMA — 0.6%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.01%, 5/4/17 (A)	$4,650,000	$4,650,000
CALIFORNIA — 16.9%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.87%, 5/4/17 (A)	12,950,000	12,950,000
California State, Health Facilities Financing Authority, Adventist Health System Project, RB
0.67%, 5/1/17 (A)	1,600,000	1,600,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.88%, 5/3/17 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.72%, 5/8/17 (A)	22,275,000	22,275,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.95%, 6/3/17 (A)	3,000,000	3,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.85%, 5/1/17 (A)	4,000,000	4,000,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.58%, 5/1/17 (A)	2,900,000	2,900,000
Irvine Ranch Water District, Ser A-2, SAB
0.98%, 5/4/17 (A)	5,000,000	5,000,000
Los Angeles, Ser B, GO
3.00%, 6/29/17	3,775,000	3,789,056
Metropolitan Water District of Southern California, Ser E, RB
1.02%, 5/4/17 (A)	13,000,000	13,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.89%, 5/3/17 (A)	$8,000,000	$8,000,000
Sacramento, Municipal Utility, TECP
0.75%, 5/3/17	12,000,000	12,000,000
San Francisco, City & County, TECP
0.91%, 5/8/17	11,000,000	11,000,000
University of California, Ser AL-2, RB
0.89%, 5/4/17 (A)	23,900,000	23,900,000
		128,414,056
COLORADO — 1.5%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.00%, 5/4/17 (A)	1,805,000	1,805,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.95%, 5/4/17 (A)	4,580,000	4,580,000
Colorado State, Ser A, RB
2.00%, 6/27/17	5,000,000	5,010,857
		11,395,857
CONNECTICUT — 1.1%
Connecticut State, HEFA, TECP
0.70%, 5/1/17	8,180,000	8,180,000
FLORIDA — 2.4%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.90%, 5/3/17 (A)(B)	6,205,000	6,205,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.90%, 5/3/17 (A)(B)	2,000,000	2,000,000
Jacksonville, TECP
0.94%, 6/8/17	10,000,000	10,000,000
		18,205,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA — 6.4%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.93%, 5/4/17 (A)	$3,000,000	$3,000,000
Main Street Natural Gas, Sub-Ser A2, RB
1.01%, 5/3/17 (A)	28,800,000	28,800,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.90%, 5/3/17 (A)	16,500,000	16,500,000
		48,300,000
IDAHO — 0.7%
Idaho State, GO
2.00%, 6/30/17	5,000,000	5,010,637
ILLINOIS — 5.5%
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.90%, 5/4/17 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.90%, 5/3/17 (A)	15,300,000	15,300,000
Illinois, EFA, TECP
0.75%, 6/6/17	16,000,000	16,000,000
Illinois, EFA, TECP
0.96%, 7/6/17	3,000,000	3,000,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.97%, 5/4/17 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.05%, 5/3/17 (A)	3,630,000	3,630,000
		42,030,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDIANA — 0.8%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.89%, 5/3/17 (A)	$700,000	$700,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.91%, 5/4/17 (A)	2,900,000	2,900,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.98%, 5/3/17 (A)	2,700,000	2,700,000
		6,300,000
IOWA — 1.4%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.93%, 5/4/17 (A)	5,525,000	5,525,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
1.05%, 5/4/17 (A)	650,000	650,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.93%, 5/4/17 (A)	4,775,000	4,775,000
		10,950,000
KENTUCKY — 1.0%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.90%, 5/3/17 (A)	7,700,000	7,700,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
LOUISIANA — 0.7%
East Baton Rouge Parish, Industrial Development Board Inc., Exxon Mobil Project, Ser A, RB
0.79%, 5/1/17 (A)	$5,000,000	$5,000,000
MARYLAND — 7.6%
Johns Hopkins University, TECP
0.91%, 5/8/17	8,000,000	8,000,000
0.74%, 5/9/17	12,508,000	12,508,000
0.93%, 6/5/17	8,500,000	8,500,000
0.68%, 6/5/17	4,500,000	4,500,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.78%, 6/1/17 (A)	12,000,000	12,000,000
Montgomery County, TECP
0.92%, 7/18/17	12,000,000	12,000,000
		57,508,000
MASSACHUSETTS — 1.6%
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/22/17	5,000,000	5,004,010
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.49%, 5/1/17 (A)	2,015,000	2,015,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.91%, 5/3/17 (A) (C)	5,000,000	5,000,000
		12,019,010
MICHIGAN — 5.2%
Board of Trustees of Michigan State University, TECP
0.77%, 6/2/17	6,040,000	6,040,000
Michigan State University, RB
0.91%, 5/3/17 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.78%, 6/1/17 (A)	1,850,000	1,850,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.93%, 5/4/17 (A)	$7,800,000	$7,800,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.70%, 5/1/17 (A)	4,300,000	4,300,000
University of Michigan, Ser D-1, RB
0.70%, 5/1/17 (A)	5,255,000	5,255,000
University of Michigan, Ser D-2, RB
0.85%, 5/4/17 (A)	4,535,000	4,535,000
		39,280,000
MINNESOTA — 4.3%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.91%, 5/4/17 (A)	11,750,000	11,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.88%, 5/3/17 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.90%, 5/4/17 (A)	5,785,000	5,785,000
University of Minnesota, TECP
0.72%, 5/23/17	7,200,000	7,200,000
		32,735,000
MISSISSIPPI — 1.7%
Mississippi Business Finance, Chevron USA Project, Ser A, RB
0.82%, 5/1/17 (A)	700,000	700,000
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.87%, 5/1/17 (A)	3,600,000	3,600,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MISSISSIPPI (continued)
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.82%, 5/1/17 (A)	$4,300,000	$4,300,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.87%, 5/1/17 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.82%, 5/1/17 (A)	845,000	845,000
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.87%, 5/1/17 (A)	900,000	900,000
		12,560,000
MISSOURI — 5.3%
Curators of University of Missouri, TECP
0.72%, 5/1/17	15,000,000	15,000,000
0.68%, 6/8/17	9,640,000	9,640,000
0.93%, 6/16/17	10,000,000	10,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.87%, 5/3/17 (A)	5,900,000	5,900,000
		40,540,000
MULTI-STATE — 0.6%
Freddie Mac, MFC, Ser M031, RB
0.93%, 5/4/17 (A)	4,420,000	4,420,000
NEVADA — 1.5%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.92%, 5/3/17 (A)	5,800,000	5,800,000
Nevada Housing Division, Multi-Unit Housing Project, Ser A, AMT, RB
1.05%, 5/4/17 (A)	5,670,000	5,670,000
		11,470,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — 10.3%
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.91%, 5/4/17 (A)	$7,740,000	$7,740,000
NYC, Ser I-6, GO, (LOC: CALSTRS)
0.83%, 5/1/17 (A)	1,000,000	1,000,000
NYC Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.84%, 5/1/17 (A)	4,590,000	4,590,000
NYC Water & Sewer System, Ser B-4, RB
0.82%, 5/1/17 (A)	6,400,000	6,400,000
NYS Dormitory Authority, Ser B, RB
5.00%, 2/15/18	14,610,000	15,089,480
NYS Energy Research & Development Authority, Consolidated Edison Co. of NY Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.96%, 5/3/17 (A)	10,600,000	10,600,000
Port Authority of New York & New Jersey, TECP
0.74%, 6/7/17	13,840,000	13,840,000
0.93%, 7/17/17	19,125,000	19,125,000
		78,384,480
OHIO — 1.8%
Franklin County, GO Limited
2.50%, 12/1/17	4,000,000	4,034,797
Franklin County, Hospital Facilities, Ohio Health Corporation Project, RB
0.85%, 5/3/17 (A)	10,000,000	10,000,000
		14,034,797
OREGON — 1.6%
Oregon State, Ser A, GO
2.00%, 6/30/17	8,500,000	8,519,570
Oregon State, Veterans Welfare Project, Ser 9, GO
0.90%, 5/4/17 (A)	3,630,000	3,630,000
		12,149,570

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PENNSYLVANIA — 4.0%
Pennsylvania State University, Ser B, RB
0.66%, 6/1/17 (A)	$18,735,000	$18,734,439
University of Pittsburgh, Pittsburgh Asset Notes – Higher Education Project, RB
2.00%, 8/15/17	6,000,000	6,024,228
University of Pittsburgh, TECP
0.78%, 5/4/17	6,000,000	6,000,000
		30,758,667
TEXAS — 7.2%
Dallas Area Rapid Transit, TECP
0.73%, 5/4/17	11,800,000	11,800,000
0.90%, 6/15/17	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.79%, 5/1/17 (A)	1,100,000	1,100,000
Harris County, IDC, Exxon Mobil Project, AMT, RB
0.78%, 5/1/17 (A)	9,300,000	9,300,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.77%, 5/1/17 (A)	2,000,000	2,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.92%, 5/3/17 (A)	3,000,000	3,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	5,300,000	5,300,000
University of Texas, Financing System Project, Ser B, RB
0.87%, 5/4/17 (A)	7,850,000	7,850,000
University of Texas, Permanent University Funding System, Ser A, RB
0.87%, 5/4/17 (A)	4,700,000	4,700,000
		55,050,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTAH — 1.4%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.92%, 5/4/17 (A)	$10,535,000	$10,535,000
VIRGINIA — 2.8%
Norfolk, EDA, Sentara Healthcare Project, RB
0.88%, 5/4/17 (A)	9,800,000	9,800,000
Norfolk, IDA, TECP
0.84%, 6/5/17	11,000,000	11,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.98%, 5/3/17 (A)	100,000	100,000
		20,900,000
WASHINGTON — 2.8%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.93%, 5/4/17 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
1.20%, 5/4/17 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	4,620,000	4,620,000
		21,105,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD Municipal Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WYOMING — 0.9%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.78%, 5/1/17 (A)	$1,100,000	$1,100,000
Lincoln County, PCFA, Exxon Mobil Project, Ser B, AMT, RB
0.78%, 5/1/17 (A)	3,820,000	3,820,000
Sweetwater County, Pacificorp Project, AMT, RB
0.85%, 5/1/17 (A)	1,900,000	1,900,000
		6,820,000
TOTAL MUNICIPAL OBLIGATIONS		756,405,074
TOTAL INVESTMENTS (Cost $756,405,074) — 99.6%		756,405,074
OTHER ASSETS AND LIABILITIES, NET — 0.4%		2,667,658
NET ASSETS — 100.0%		$759,072,732
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $5,000,000 or 0.66% of net assets of the Portfolio.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

DFA — Development Finance Authority

EDA — Economic Development Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corporation

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.4%
CALIFORNIA — 99.4%
ABAG Finance Authority for Nonprofit, Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser G1, RB, (LOC: U.S. Bank N.A.)
0.85%, 5/4/17 (B)	5,000,000	5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.87%, 5/4/17 (B)	7,000,000	7,000,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.85%, 5/3/17 (B)	3,400,000	3,400,000
California State, EFA, TECP
0.88%, 5/8/17	4,500,000	4,500,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.90%, 5/3/17 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.88%, 5/3/17 (B)	8,000,000	8,000,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.85%, 5/4/17 (B)	8,450,000	8,450,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.95%, 6/3/17 (B)	2,500,000	2,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.72%, 5/8/17 (B)	6,500,000	6,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.56%, 5/1/17 (B)	$2,210,000	$2,210,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.70%, 5/1/17 (B)	615,000	615,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.71%, 5/1/17 (B)	500,000	500,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.87%, 5/4/17 (B)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.91%, 5/4/17 (B)	1,300,000	1,300,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.85%, 5/1/17 (B)	800,000	800,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.58%, 5/1/17 (B)	200,000	200,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.92%, 5/4/17 (A)(B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	3,030,000	3,030,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.87%, 5/4/17 (B)	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California Statewide, Community Development Authority, Ser B, RB
1.01%, 5/4/17 (B)	$12,500,000	$12,500,000
Irvine Ranch Water District, Ser A-1, SAB
0.97%, 5/4/17 (B)	12,000,000	12,000,000
Irvine Unified School District, Community Facilities District No. 09-1, SAB
0.67%, 5/1/17 (B)	600,000	600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust Co.)
0.77%, 5/1/17 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	6,800,000	6,800,000
Los Angeles Community Redevelopment Agency, Academy Village Apartments Project, Ser A, AMT, RB
0.84%, 5/4/17 (B)	9,500,000	9,500,000
Los Angeles County, GO
3.00%, 6/30/17	12,000,000	12,045,653
Los Angeles County, TECP
0.93%, 6/8/17	11,775,000	11,775,000
Los Angeles, Ser B, GO
3.00%, 6/29/17	5,000,000	5,018,617
Metropolitan Water District of Southern California, Ser E, RB
1.02%, 5/4/17 (B)	7,000,000	7,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.89%, 5/3/17 (B)	9,460,000	9,460,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Sacramento, Municipal Utility, TECP
0.75%, 5/3/17	$13,000,000	$13,000,000
San Diego County, COP, (LOC: Northern Trust Company)
0.99%, 5/4/17 (B)	1,550,000	1,550,000
San Diego Unified School District, Ser A, GO
2.00%, 6/30/17	4,000,000	4,009,275
San Francisco, City & County, TECP
0.91%, 5/8/17	11,000,000	11,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.91%, 5/3/17 (B)	4,900,000	4,900,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.87%, 5/3/17 (B)	7,500,000	7,500,000
University of California, Ser AL-1, RB
0.89%, 5/4/17 (B)	1,000,000	1,000,000
University of California, Ser AL-2, RB
0.89%, 5/4/17 (B)	9,000,000	9,000,000
Ventura County, GO
2.00%, 7/1/17	10,000,000	10,022,411
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.88%, 5/3/17 (B)	5,300,000	5,300,000
TOTAL MUNICIPAL OBLIGATIONS		241,797,956
TOTAL INVESTMENTS (Cost $241,797,956) — 99.4%		241,797,956
OTHER ASSETS AND LIABILITIES, NET — 0.6%		1,409,289
NET ASSETS – 100.0%		$243,207,245

TD ASSET MANAGEMENT USA FUNDS INC.
TD California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.2%
NEW YORK — 99.2%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/4/17 (A)(B)	$6,320,000	$6,320,000
Geneva HFA, Depaul Community Facilities, Ser A, AMT, RB, (GTY: FHLB)
1.01%, 5/4/17 (B)	1,545,000	1,545,000
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.91%, 5/4/17 (B)	6,560,000	6,560,000
MTA, Ser E-5, RB, (LOC: U.S. Bank, N.A.)
0.82%, 5/1/17 (B)	700,000	700,000
Nassau Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.92%, 5/5/17 (B)	8,300,000	8,300,000
NYC HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.85%, 5/3/17 (A)(B)	7,400,000	7,400,000
NYC HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.85%, 5/3/17 (A)(B)	8,000,000	8,000,000
NYC HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.85%, 5/3/17 (A)(B)	5,000,000	5,000,000
NYC IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.91%, 5/4/17 (B)	1,400,000	1,400,000
NYC Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.80%, 5/1/17 (B)	1,025,000	1,025,000
NYC Ser I, GO, (LOC: Bank of New York Mellon)
0.83%, 5/1/17 (B)	7,000,000	7,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.80%, 5/1/17 (B)	$1,750,000	$1,750,000
NYC Transitional Finance Authority Future Tax Secured Revenue, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.92%, 5/3/17 (B)	4,800,000	4,800,000
NYC Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.82%, 5/1/17 (B)	900,000	900,000
NYC Transitional Future Tax Secured, Ser A-6, RB
0.82%, 5/1/17 (B)	520,000	520,000
NYC Trust for Cultural Resources, American Museum Project, RB
0.95%, 5/4/17 (B)	6,000,000	6,000,000
NYC Water & Sewer System, 2nd General Resolution Project, RB
0.84%, 5/1/17 (B)	900,000	900,000
NYC Water & Sewer System, 2nd General Resolution Project, Ser DD-2, RB
0.85%, 5/1/17 (B)	500,000	500,000
NYC Water & Sewer System, Ser B-1, RB, (LOC: U.S. Bank, N.A.)
0.82%, 5/1/17 (B)	1,600,000	1,600,000
NYS Dormitory Authority, Columbia University, Ser A, RB
0.88%, 5/3/17 (B)	685,000	685,000
NYS Dormitory Authority, Cornell University Project, Ser A, RB
0.87%, 5/4/17 (B)	1,900,000	1,900,000
NYS Dormitory Authority, Cornell University Project, Ser B, RB
0.87%, 5/4/17 (B)	1,900,000	1,900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TD New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS Dormitory Authority, Rockefeller University, Ser B, RB
0.92%, 5/4/17 (B)	$8,025,000	$8,025,000
NYS Dormitory Authority, Ser B, RB
5.00%, 2/15/18	7,500,000	7,746,140
NYS Dormitory Authority, TECP
0.92%, 7/7/17	8,000,000	8,000,000
NYS Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.96%, 5/3/17 (B)	6,300,000	6,300,000
NYS Energy Research & Development Authority, Ser A-4, AMT, RB, (LOC: Bank of Nova Scotia)
0.93%, 5/3/17 (B)	2,000,000	2,000,000
NYS HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/3/17 (A)(B)	6,000,000	6,000,000
NYS HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.87%, 5/3/17 (A)(B)	5,000,000	5,000,000
NYS HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.85%, 5/3/17 (A)(B)	1,000,000	1,000,000
NYS HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.85%, 5/3/17 (A)(B)	6,850,000	6,850,000
NYS HFA, 625 West 57th Street Project, RB, (LOC: Bank of New York Mellon)
0.89%, 5/3/17 (B)	2,300,000	2,300,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.86%, 5/3/17 (A)(B)	$6,870,000	$6,870,000
NYS HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.93%, 5/3/17 (B)	7,400,000	7,400,000
NYS HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.85%, 5/3/17 (A)(B)	2,950,000	2,950,000
NYS HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.86%, 5/3/17 (A)(B)	3,000,000	3,000,000
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.90%, 5/3/17 (B)	7,500,000	7,500,000
Port Authority of New York & New Jersey, TECP
0.74%, 6/7/17	3,500,000	3,500,000
0.93%, 7/17/17	5,500,000	5,500,000
Syracuse IDA, Syracuse University Project, RB, (LOC: U.S. Bank, N.A.)
0.90%, 5/3/17 (B)	1,800,000	1,800,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.90%, 5/3/17 (B)	1,655,000	1,655,000
TOTAL MUNICIPAL OBLIGATIONS		168,101,140
TOTAL INVESTMENTS (Cost $168,101,140) — 99.2%		168,101,140
OTHER ASSETS AND LIABILITIES, NET — 0.8%		1,410,876
NET ASSETS — 100.0%		$169,512,016

TD ASSET MANAGEMENT USA FUNDS INC.
TD New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2017 (Unaudited)

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

FHLB — Federal Home Loan Bank

GO — General Obligation

HDC — Housing Development Corporation

GTY — Guaranty

HFA — Housing Finance Authority

IDA — Industrial Development Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2017 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 28-29, 2017. In its review of the various agreements and plans with respect to the Portfolios, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received various materials and information relating to its consideration of such agreements and plans, including, among other information: (i) the fees and expense ratios of each Portfolio, and each class thereof, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and each class thereof, compared to a peer group of funds; (iii) information on the profitability of TDAM USA Inc. (the “Investment Manager”), with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and other significant Fund-level agreements, and the services provided under such agreements.

All of the materials and information referenced below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided counsel and guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a consideration of all the comprehensive information presented to the Board and not the result of any single controlling factor or piece of information. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager for each Portfolio, as well. The Board also considered current performance information provided to it by the Investment Manager at the Meeting, as well as past performance information.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of its administrative and other services, resources dedicated to data protection and systems security and its ability to oversee and supervise other service providers of the Portfolios. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Portfolios and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2017 (Unaudited)

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a peer group of comparable funds with similar investment objectives (“peer group”) selected by Broadridge and another peer group selected by the Investment Manager. In addition, the Board considered performance-related information that it received at each quarterly Board meeting about the investment performance for the period ended December 31, 2016 of each Portfolio. The Board noted that the one-, three-, five- and ten-year performance returns of each of the Portfolios were above or the same as the median performance returns for such periods of its respective peer group, except for the following: (a) the one-year performance return of Class A and the Investor Class of the TD Municipal Portfolio, which was lower than the median one-year performance return of its respective peer group; (b) the three-year performance return of Class A and the Investor Class of the TD Municipal Portfolio, which, in each case, was lower than the median three-year performance return of its respective peer group; (c) the five-year performance return of Class A and the Investor Class of the TD Municipal Portfolio, which, in each case, was lower than the median five-year performance return of its respective peer group; and (d) the ten-year performance return of the Investor Class of each of the TD U.S. Government Portfolio, the TD Money Market Portfolio, the TD Municipal Portfolio, the TD California Municipal Money Market Portfolio, and the TD New York Municipal Money Market Portfolio, which, in each case, was slightly lower than the median ten-year performance return of its respective peer group. The Board also observed that the conservative approach in which the Portfolios were being managed, with an emphasis on safety and liquidity, contributed, in part, to the relatively low returns of those underperforming Portfolios. The Board further noted that in certain instances where a Portfolio underperformed its peer group, such underperformance was modest. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and each class thereof (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds. The funds within the peer group were selected independently by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Portfolio for its most recent fiscal year, the investment management fee rate of each Portfolio, both before and after fee waivers, was the same as or below the median investment management fee rate of its peer group, with the exception of the investment management fee rate after waivers of each of: (i) Class A and the Investor Class of each of the TD Money Market Portfolio, the TD U.S. Government Portfolio, the TD Municipal Portfolio, the TD California Municipal Money Market Portfolio, and the TD New York Municipal Money Market Portfolio, which were, in each case, above the median investment management fee rate after waivers of its respective peer group, and (ii) the Premium Class and the Select Class of the TD Money Market Portfolio which, in each case, was above the median investment management fee rate after waivers of its respective peer group.

The Board, in its evaluation of agreements noted that each class’ total gross expense ratio and total net expense ratio of each Portfolio were both the same as or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total net expense ratio of each of: (i) the Premium Class and Select Class of the TD Money Market Portfolio which, in each case, was above the median total net expense ratio of its peer group; (ii) Class A and Investor Class of each of the TD Money Market Portfolio, the TD U.S. Government Portfolio, the TD Municipal Portfolio, and the TD New York Municipal Money Market Portfolio, which, in each case, was above the median total net expense ratio of its peer group; and (iii) the Investor Class of the TD California Municipal Money Market Portfolio, which was above the median total net expense ratio of its peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Portfolios to support such Portfolios’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2017 (Unaudited)

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Portfolios. The Board was presented with a report prepared by management addressing the Investment Manager’s profitability. On the basis of management’s representations with respect to the preparation of the report (which followed methodology developed by an independent consultant that previously prepared such profitability report), the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Portfolios and concluded that the amount of profits was not unreasonable in light of the services provided to the Portfolios.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each such Portfolio grows. The Board concluded that potential economies of scale were passed on to the Portfolio shareholders in the form of breakpoints to the advisory fee rate.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Portfolios, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the Investment Management Agreement with respect to such Portfolio for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of June 16, 2017.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors

DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Chairman of the Board; Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of the Nominating/Governance Committee since March 2011; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm), since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	18	Director, Abel Noser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014) of Whittier College.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Former Senior Advisor to New York State Banking Department; Retired General Counsel, Dime Bancorp, Inc.; real estate investor.	18	Trustee Emeritus of Albany Law School.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Director	Since: 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present); Vice Chairman of Monmouth Medical Center (2011 – present).	18	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

Interested Director

BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director	Since: 12/17/10	Retired Senior Vice President — TD Bank Group.	18	Director of Ontario Teachers’ Pension Plan Board (2012 – present); Director of First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 – 5/31/2016) and Chair of Queens University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2017.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors

MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Former Chief Risk Officer of TD Asset Management Inc. from 2002 – 2015; and Chief Risk Officer of the Investment Manager since March 22, 2017.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 63	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 57	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Directors.

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TDAMSAR01

TD Asset Management

SEMIANNUAL REPORT

April 30, 2017 (Unaudited)

TD Asset Management USA Funds Inc.

TD Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TD Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdassetmanagementusa.com. Login to our website and under Institutional Investors click on Proxy Voting Record. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. It is available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900 Shareholder Servicing Agent TD Bank, N.A. 1006 Astoria Blvd. Cherry Hill, NJ 08034
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Transfer Agent FIS Investor Services, LLC 4249 Easton Way, Suite 400 Columbus, OH 04319

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary to Shareholders

Market Review

The first half of fiscal 2017 (November 1, 2016 to April 30, 2017) was mixed for domestic financial assets, with equities generating strong gains while fixed income decreased modestly. For the majority of the period, investors were focused on the results and fallout of the U.S. presidential election, which saw Donald Trump victorious. Assessing the incoming administration’s ability to pass legislative reforms, which included financial and environmental deregulation and massive corporate tax cuts, drove financial market performance. U.S. equities as represented by the S&P 500 Total Return Index posted significant gains, up 13.32%, largely as a result of earlier economic data, including a lower unemployment rate and an uptick in inflation. Meanwhile, both U.S. Treasuries and corporate bonds were essentially unchanged, evidenced by the Bloomberg Barclays U.S. Aggregate Bond Index returning -0.67% over the period.

Major U.S. equity markets continued to hit new all-time highs. The S&P 500 Index performed well, with all eleven sectors up over the period. Gains were led by the financials sector, which was up more than 20% on the hopes of a Trump-mandated reduced regulatory burden within the industry. Other economic sensitive sectors such as information technology, industrials and consumer discretionary also provided sizeable gains, all up over 16%. Equities cooled slightly towards the end of the period as progress in repealing the Affordable Care Act was stymied.

During the period, the Federal Reserve (the Fed) carried on its tightening cycle by raising the federal funds rate target by 0.25% twice in the span of three months, in December 2016 and again in March 2017. In its March meeting, the Fed noted a strengthening economy with growing household spending and labor market growth. Inflation is still below the long-run objective of 2%. In line with our expectations that this will be the loosest tightening cycle in Fed history, the Fed reaffirmed in its most recent meeting that it will take a gradual approach to further tightening and it will keep the federal funds rate lower than normal for some time.

Despite the Fed’s multiple policy moves, domestic bonds finished the first half of the fiscal year essentially flat. The period began with yields rising heavily as investors contemplated the proposed business-friendly policies of newly elected President Trump. The changes were proposed as being pro-growth, pulling forward inflation expectations and in-turn pushing yields higher to compensate. As the period went on, yields stabilized as the challenges to the implementation of policies became evident. Towards the end of March, the failure of the Trump administration to repeal and replace the Affordable Care Act led to a growing concern that further policy changes may be both delayed and more moderate than initially promised, which lent strength to the bond market.

Global yields remained low as the monetary policies of global central banks remained highly accommodative, diverging from the policies of the Fed. The European Central Bank, Bank of Japan and Bank of England all left interest rates unchanged during the period. Europe saw its fair share of political headlines beginning with the defeat of Italian Prime Minister Matteo Renzi in a referendum over his plan to reform the country’s constitution. Later in the period, the U.K. triggered Article 50, officially kicking-off the two year process to remove itself from the European Union (EU). More recently in France, the markets’ favored candidate Emmanuel Macron who advanced to the second round of the election and is widely projected to win the French presidency against populist and anti-EU candidate Marine LePen in the second round, easing concerns of another Brexit-like shock.

4

The start of the period through to the end of 2016 saw the U.S. dollar strengthen versus other major currencies as the promise of pro-growth policies from the incoming administration and a Fed rate hike in December drove demand. As the period went on however, the strength of the U.S. dollar waned. Concerns surrounding Trump’s ability to impose his inflationary policies, the belief that the Fed may not pursue interest rate hikes at quite the pace the market had hoped for, as well as an improving economic situation in Europe, all lent to the U.S. dollar’s weakness. The U.S. dollar ended the period up slightly against the euro, Canadian dollar and Japanese yen and weaker than the British pound.

Looking Ahead

Broadly, stocks and yields have risen over the past few months, due in large part to reflation expectations driven by signs of improvement in the global economy and by enthusiasm for some of President Trump’s policies. Yet many potentially problematic structural issues remain unresolved, such as high debt levels, low productivity and an aging population. We believe that the reflationary push for equities may be waning and the current risk/return dynamic favors a more neutral stance.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 17, 2017

You could lose money by investing in the Institutional U.S. Government or Institutional Treasury Obligations Money Market Funds. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 through April 30, 2017).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios 11/1/16 to 4/30/17	Expenses Paid During Period* 11/1/16 to 4/30/17
TD Institutional U.S. Government Fund – Institutional Class
Actual	$1,000.00	$1,001.90	0.16%	$0.79
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16	0.80
TD Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.70	0.40	1.98
Hypothetical (5% Return before expenses)	1,000.00	1,022.81	0.40	2.01
TD Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.00	0.54	2.68
Hypothetical (5% Return before expenses)	1,000.00	1,022.12	0.54	2.71
TD Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.80	0.37	1.84
Hypothetical (5% Return before expenses)	1,000.00	1,022.96	0.37	1.86
TD Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.51	2.53
Hypothetical (5% Return before expenses)	1,000.00	1,022.27	0.51	2.56
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

6

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 04/30/17 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

7

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	TD Institutional U.S. Government Fund	TD Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$1,183,426,919	$917,837,835
Investments in securities, at value (Note 2)	$613,426,919	$379,024,835
Repurchase agreements, at value (Note 2)	570,000,000	538,813,000
TOTAL INVESTMENTS	1,183,426,919	917,837,835
Cash	17,171	364
Interest receivable	371,662	38,158
Prepaid expenses	62,865	51,364
TOTAL ASSETS	1,183,878,617	917,927,721
LIABILITIES
Dividends payable to shareholders	267,189	57,546
Shareholder servicing fees payable	180,032	148,693
Payable to Investment Manager	87,121	60,719
Payable for Directors’ fees	5,254	5,254
Other accrued expenses	141,318	182,186
TOTAL LIABILITIES	680,914	454,398
NET ASSETS	$1,183,197,703	$917,473,323
Net assets consist of:
Paid-in-capital ($0.0001 par value; 16.5 billion and 10.4 billion shares authorized, respectively)	$1,183,188,378	$917,515,416
Accumulated net realized gains (losses) from investment transactions	9,325	(42,093)
Net assets, at value	$1,183,197,703	$917,473,323
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A
	($192,012,184 ÷ $192,010,633 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($637,214,513 ÷ 637,206,633 shares)	($233,655,499 ÷ $233,681,836 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($353,971,006 ÷ 353,971,112 shares)	($683,817,824 ÷ 683,833,580 shares)

Please see accompanying notes to financial statements.

8

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	TD Institutional U.S. Government Fund	TD Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest Income	$2,801,026	$2,017,074
EXPENSES
Investment management fees (Note 3)	512,878	391,260
Shareholder servicing fees
Institutional Service Class	752,944	340,131
Commercial Class	288,405	638,259
Distribution fees
Commercial Class	461,449	1,276,518
Directors’ fees (Note 4)	12,265	12,265
Transfer agent fees	98,186	72,958
Professional fees	60,145	48,239
Registration fees	29,631	22,475
Custody fees	26,581	21,042
Shareholder reports and mailing	18,158	21,146
Pricing fees	17,110	11,456
Other expenses	26,917	22,335
TOTAL EXPENSES	2,304,669	2,878,084
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(339,541)	(1,077,365)
NET EXPENSES	1,965,128	1,800,719
NET INVESTMENT INCOME	835,898	216,355
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	11,342	(41,970)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$847,240	$174,385

Please see accompanying notes to financial statements.

9

Statements of Changes in Net Assets

	TD Institutional U.S. Government Fund		TD Institutional Treasury Obligations Money Market Fund
	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six-Month Period Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
OPERATIONS:
Net investment income	$835,898	$339,677	$216,355	$119,374
Net realized gains (losses) from investment transactions	11,342	26,065	(41,970)	63,530
Net increase in net assets from operations	847,240	365,742	174,385	182,904
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(385,667)	(254,078)	—	—
Institutional Service Class	(438,718)	(58,497)	(190,803)	(66,283)
Commercial Class	(11,513)	(27,102)	(25,552)	(53,091)
From net realized gains
Institutional Service Class	—	—	(23,312)	(14,918)
Commercial Class	—	—	(32,618)	(28,571)
Total dividends and distributions to shareholders	(835,898)	(339,677)	(272,285)	(162,863)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	276,951,926	466,580,849	—	—
Shares issued in reinvestment of dividends	934	914	—	—
Payments for shares redeemed	(277,435,483)	(398,197,519)	—	—
Net increase (decrease) in net assets from Institutional Class shares	(482,623)	68,384,244	—	—
Institutional Service Class:
Proceeds from shares sold	460,023,699	1,027,118,867	276,221,376	272,194,693
Shares issued in reinvestment of dividends	942	69	38,051	36,275
Payments for shares redeemed	(472,734,641)	(935,161,874)	(205,005,507)	(352,984,878)
Net increase (decrease) in net assets from Institutional Service Class shares	(12,710,000)	91,957,062	71,253,920	(80,753,910)
Commercial Class:
Proceeds from shares sold	3,364,580,212	5,556,795,937	2,851,700,834	4,050,426,217
Shares issued in reinvestment of dividends	1,276	2,438	33,920	29,163
Payments for shares redeemed	(3,183,688,834)	(5,669,090,945)	(2,749,910,253)	(4,062,207,889)
Net increase (decrease) in net assets from Commercial Class shares	180,892,654	(112,292,570)	101,824,501	(11,752,509)
Net increase (decrease) in net assets from capital share transactions	167,700,031	48,048,736	173,078,421	(92,506,419)
TOTAL INCREASE (DECREASE) IN NET ASSETS	167,711,373	48,074,801	172,980,521	(92,486,378)
NET ASSETS:
Beginning of period	1,015,486,330	967,411,529	744,492,802	836,979,180
End of period	$1,183,197,703	$1,015,486,330	$917,473,323	$744,492,802
Undistributed net investment income, end of period	$—	$—	$—	$—

Please see accompanying notes to financial statements.

10

Financial Highlights

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Periods

	Institutional Class
	2017ˆ		2016	2015		2014		2013		2012
TD Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002		0.002	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000 *	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.002		0.002	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)		(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—	—		—		—		—
Total dividends and distributions	(0.002)		(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.19%		0.18%	0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$192,012		$192,492	$124,105		$152,403		$159,154		$156,456
Ratio of net expenses to average net assets	0.16	%‡	0.15%	0.08%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.16	%‡	0.15%	0.15%		0.15%		0.15%		0.16%
Ratio of net investment income to average net assets	0.39	%‡	0.18%	0.01%		0.01%		0.01%		0.01%

	Institutional Service Class
	2017ˆ		2016		2015		2014		2013		2012
TD Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.07%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$637,215		$649,917		$557,944		$588,028		$510,916		$643,949
Ratio of net expenses to average net assets	0.40	%‡	0.32%		0.08%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.41	%‡	0.40%		0.40%		0.40%		0.40%		0.41%
Ratio of net investment income to average net assets	0.15	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

11

Financial Highlights (continued)

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Periods

	Commercial Class
	2017ˆ		2016		2015		2014		2013		2012
TD Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$353,971		$173,077		$285,362		$334,534		$302,023		$300,052
Ratio of net expenses to average net assets	0.54	%‡	0.33%		0.08%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.80	%‡	0.80%		0.80%		0.80%		0.80%		0.81%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

12

Financial Highlights (concluded)

For the six-month period ended April 30, 2017 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Periods

	Institutional Service Class
	2017ˆ		2016		2015		2014		2013		2012
TD Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	(0.000	)*	—		—		(0.000	)*
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.08%		0.04%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$233,655		$162,440		$243,191		$226,884		$86,784		$378,961
Ratio of net expenses to average net assets	0.37	%‡	0.25%		0.06%		0.03%		0.08%		0.09%
Ratio of total expenses to average net assets	0.41	%‡	0.41%		0.41%		0.42%		0.43%		0.44%
Ratio of net investment income to average net assets	0.14	%‡	0.03%		0.01%		0.01%		0.01%		0.01%

	Commercial Class
	2017ˆ		2016		2015		2014		2013		2012
TD Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	(0.000	)*	—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.02%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$683,818		$582,053		$593,788		$546,433		$399,887		$351,633
Ratio of net expenses to average net assets	0.51	%‡	0.28%		0.06%		0.03%		0.07%		0.09%
Ratio of total expenses to average net assets	0.91	%‡	0.91%		0.91%		0.92%		0.93%		0.95%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2017.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.

Please see accompanying notes to financial statements.

13

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eighteen series. This shareholder report only applies to the following series of the Company: the TD Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) (formerly “TDAM Institutional U.S. Government Fund”) and the TD Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (formerly “TDAM Institutional Treasury Obligations Money Market Fund”) (each, a “Fund” and together, the “Funds”). The assets of each Fund are separate from those of each other Fund, and a shareholder’s interest in a particular Fund does not extend to any other Fund. Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional U.S. Government Fund invests at least 99.5% of its total assets in cash, U.S. Treasury Bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations and cash.

Note 2 — Significant Accounting Policies

The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2017, all of the investments for the Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the six-month period ended April 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, a “MRA” and together, the “MRAs”) which permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

At April 30, 2017, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Institutional U.S. Government Fund
Bank of Montreal	$305,000,000	$305,000,000	$—	$—
Bank of Nova Scotia	225,000,000	225,000,000	—	—
RBC Capital Markets	40,000,000	40,000,000	—	—
	$570,000,000	$570,000,000	$—	$—
Institutional Treasury Fund
Bank of Montreal	$208,813,000	$208,813,000	$—	$—
Bank of Nova Scotia	150,000,000	150,000,000	—	—
RBC Capital Markets	180,000,000	180,000,000	—	—
	$538,813,000	$538,813,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued daily.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2017, earnings credits were less than $1,914 for each Fund.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations. There were no amounts waived during the six month period pursuant to the Voluntary Expense Limitation.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed. During the six-months ended April 30, 2017, there were no fees waived or reimbursed subject to possible future reimbursement to the Investment Manager.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc., TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the six-month period ended April 30, 2017, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
Institutional U.S. Government Fund				N/A
Institutional Service Class	N/A	N/A	$29,231	$29,231
Commercial Class	N/A	$300,097	10,213	310,310
				$339,541
Institutional Treasury Fund				N/A
Institutional Service Class	N/A	N/A	$56,522	$56,522
Commercial Class	N/A	$970,909	49,934	1,020,843
				$1,077,365

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

As of April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for the Chairman is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

Prior to April 1, 2017, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500 payable quarterly;
2.	a meeting fee of $6,500 for each regular meeting attended in person;
3.	a meeting fee of $4,000 for each regular meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors;

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Funds’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest of penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. There were no permanent differences during the fiscal year ended October 31, 2016.

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2016 and October 31, 2015, for each Fund, were as follows:

		Ordinary Income
Institutional U.S. Government Fund	2016	$339,677
	2015	97,068
Institutional Treasury Fund	2016	$162,863
	2015	63,822

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2017 (Unaudited)

As of October 31, 2016, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional U.S. Government Fund	$42,880	$(2,016)	$(42,881)	$(2,017)
Institutional Treasury Fund	61,967	—	(6,160)	55,807

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2016, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31, 2019	Total
Institutional U.S. Government Fund	$2,016	$2,016

During the year ended October 31, 2016, the Institutional U.S. Government Fund utilized $25,498 of capital loss carryforwards to offset capital gains.

As of April 30, 2017, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of the Institutional U.S. Government Fund’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit. Additionally, each Fund is subject to “redemption risk,” which is the risk that a Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at an inopportune time or at a loss or depressed value.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional U.S. Government Fund • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.4%
FANNIE MAE — 0.8%
5.00%, 5/11/17 (A)	$1,338,000	$1,339,565
1.00%, 9/27/17 (A)	4,000,000	4,001,602
0.88%, 12/20/17 (A)	5,000,000	5,001,733
		10,342,900
FANNIE MAE, DISCOUNT NOTE — 3.7%
0.70%, 5/17/17 (A)(B)	333,000	332,896
0.69%, 5/24/17 (A)(B)	12,500,000	12,494,490
0.76%, 6/21/17 (A)(B)	18,243,000	18,223,358
0.54%, 6/28/17 (A)(B)	12,500,000	12,489,125
		43,539,869
FEDERAL FARM CREDIT BANK — 2.3%
1.02%, 5/20/17 (C)	385,000	384,995
1.02%, 5/25/17 (C)	4,500,000	4,499,891
1.00%, 7/17/17	2,500,000	2,500,924
1.00%, 8/15/17	1,000,000	1,001,021
0.83%, 9/21/17	2,500,000	2,499,208
1.13%, 9/22/17	12,000,000	12,010,869
1.15%, 10/10/17	4,700,000	4,704,137
0.90%, 12/26/17	500,000	499,860
		28,100,905
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 5.7%
0.56%, 5/10/17 (B)	12,500,000	12,498,250
0.56%, 5/16/17 (B)	5,000,000	4,998,833
0.75%, 6/2/17 (B)	17,500,000	17,488,333
0.53%, 7/5/17 (B)	6,500,000	6,493,780
0.81%, 8/2/17 (B)	12,500,000	12,473,844
0.75%, 11/3/17 (B)	6,000,000	5,976,905
0.89%, 12/7/17 (B)	7,500,000	7,459,667
		67,389,612
FEDERAL HOME LOAN BANK — 1.2%
0.94%, 5/17/17 (C)	7,500,000	7,508,357
0.75%, 8/15/17	1,733,333	1,733,333
1.00%, 12/19/17	5,000,000	5,004,749
1.25%, 12/26/17	750,000	751,856
		14,998,295
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 11.4%
0.54%, 5/5/17 (B)	15,000,000	14,999,100
0.53%, 5/8/17 (B)	5,000,000	4,999,485
0.70%, 5/17/17 (B)	25,000,000	24,992,222
0.78%, 6/20/17 (B)	50,000,000	49,945,833
0.65%, 8/2/17 (B)	10,000,000	9,983,260
0.98%, 11/2/17 (B)	30,375,000	30,223,589
		135,143,489

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 8.9%
0.84%, 5/11/17 (A)(C)	$12,500,000	$12,500,000
2.05%, 5/23/17 (A)	730,000	730,540
0.53%, 6/23/17 (A)	12,500,000	12,490,247
0.77%, 7/24/17 (A)(C)	25,000,000	25,000,000
1.00%, 8/28/17 (A)	500,000	500,191
1.00%, 9/20/17 (A)	2,600,000	2,600,873
1.00%, 9/29/17 (A)	31,008,000	31,027,951
0.88%, 10/26/17 (A)	5,000,000	4,998,412
0.75%, 10/27/17 (A)	1,000,000	999,170
0.72%, 10/27/17 (A)	250,000	249,791
5.13%, 11/17/17 (A)	6,000,000	6,135,877
2.30%, 11/24/17 (A)	1,000,000	1,007,525
0.88%, 12/27/17 (A)	745,000	744,291
0.90%, 12/28/17 (A)	625,000	624,505
1.05%, 2/26/18 (A)	4,000,000	4,000,962
		103,610,335
FREDDIE MAC, DISCOUNT NOTE — 7.4%
0.48%, 5/3/17 (A)(B)	12,500,000	12,499,670
0.61%, 7/20/17 (A)(B)	25,000,000	24,966,111
0.61%, 8/1/17 (A)(B)	25,000,000	24,961,028
0.83%, 8/3/17 (A)(B)	25,000,000	24,946,081
		87,372,890
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		490,498,295
COMMERCIAL PAPER — 8.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 8.3%
Army and Air Force Exchange Service
0.80%, 5/1/17 (B)	37,500,000	37,500,000
0.83%, 5/8/17 (B)	10,000,000	9,998,386
0.90%, 5/9/17 (B)	20,500,000	20,495,900
0.84%, 5/10/17 (B)	16,500,000	16,496,535
0.84%, 5/15/17 (B)	13,500,000	13,495,590
TOTAL COMMERCIAL PAPER		97,986,411
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bills (B)
0.77%, 8/17/17	25,000,000	24,942,213
TOTAL U.S. TREASURY OBLIGATION		24,942,213

21

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional U.S. Government Fund • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 48.2%
Counterparty: Bank of Montreal 0.75% dated 4/25/17, due 05/2/17 in the amount of $50,007,292, fully collateralized by U.S. Treasury obligations, par value $7,000 – $25,876,600, coupon range 1.00% – 3.75%, maturity range 9/15/17 – 8/15/41, value $51,000,064	$50,000,000	$50,000,000
Counterparty: Bank of Montreal 0.76% dated 4/28/17, due 05/1/17 in the amount of $255,016,150, fully collateralized by U.S. Treasury obligations, par value $6,000 – $264,474,300, coupon range 0.38% – 2.50%, maturity range 10/31/19 – 5/15/46, value $260,100,080	255,000,000	255,000,000
Counterparty: Bank of Nova Scotia 0.80% dated 4/28/17, due 05/1/17 in the amount of $225,015,000, fully collateralized by U.S. government obligations, par value $6,413,000 – $50,000,000, coupon range 1.05% – 7.25%, maturity range 11/24,17 – 5/15/30, value $229,515,783	225,000,000	225,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets 0.79% dated 4/28/17, due 05/1/17 in the amount of $40,002,633, fully collateralized by a U.S. Treasury obligation, par value $41,090,200, coupon rate 1.75%, maturity date 9/30/22, value $40,800,054	$40,000,000	$40,000,000
TOTAL REPURCHASE AGREEMENTS		570,000,000
TOTAL INVESTMENTS (Cost $1,183,426,919) — 100.0%		1,183,426,919
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(229,216)
NET ASSETS — 100.0%		$1,183,197,703
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2017. Date shown represents the final maturity date.

Please see accompanying notes to financial statements.

22

TD ASSET MANAGEMENT USA FUNDS INC.
TD Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 41.3%
U.S. Treasury Bills
0.70%, 6/22/17 (A)	$25,000,000	$24,974,632
0.73%, 7/6/17 (A)	75,000,000	74,899,213
0.77%, 7/13/17 (A)	25,000,000	24,960,965
0.76%, 7/20/17 (A)	75,000,000	74,874,167
0.82%, 8/24/17 (A)	25,000,000	24,934,913
0.84%, 9/7/17 (A)	25,000,000	24,925,467
0.85%, 9/14/17 (A)	25,000,000	24,920,289
0.88%, 10/12/17 (A)	15,000,000	14,940,379
0.92%, 10/19/17 (A)	15,000,000	14,934,700
0.76%, 11/9/17 (A)	45,000,000	44,819,760
0.78%, 1/4/18 (A)	30,000,000	29,840,350
TOTAL U.S. TREASURY OBLIGATIONS		379,024,835
REPURCHASE AGREEMENTS — 58.7%
Counterparty: Bank of Montreal 0.75% dated 4/25/17, due 05/2/17 in the amount of $50,007,292, fully collateralized by U.S. Treasury obligations, par value $3,100 – $12,666,300, coupon range 0.00% – 3.75%, maturity range 10/19/17 – 2/15/47, value $51,000,017	50,000,000	50,000,000
Counterparty: Bank of Montreal 0.76% dated 4/28/17, due 05/1/17 in the amount of $158,823,058, fully collateralized by U.S. Treasury obligations, par value $200 – $88,146,100, coupon range 0.00% – 3.75%, maturity range 7/6/17 – 11/15/46, value $161,989,336	158,813,000	158,813,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Nova Scotia 0.80% dated 4/28/17, due 05/1/17 in the amount of $150,010,000, fully collateralized by U.S. Treasury obligations, par value $400 – $75,536,300, coupon range 0.13% – 3.00%, maturity range 12/15/18 – 11/15/45, value $153,010,239	$150,000,000	$150,000,000
Counterparty: RBC Capital Markets 0.79% dated 4/28/17, due 05/1/17 in the amount of $180,011,850, fully collateralized by U.S. Treasury obligations, par value $1,000 – $53,739,400, coupon range 0.00% – 8.75%, maturity range 5/15/17 – 2/15/47, value $183,600,085	180,000,000	180,000,000
TOTAL REPURCHASE AGREEMENTS		538,813,000
TOTAL INVESTMENTS (Cost $917,837,835) — 100.0%		917,837,835
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(364,512)
NET ASSETS — 100.0%		$917,473,323
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

23

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2017 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Fund, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 28-29, 2017. In its review of the various agreements and plans with respect to the Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received various materials and information relating to such agreements and plans, including, among other information: (i) the fees and expense ratios of each Fund and each class thereof, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and each class thereof, compared to a peer group of funds; (iii) information on the profitability of TDAM USA Inc. (the “Investment Manager”), with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and other significant Fund-level agreements, and the services provided under such agreements.

All of the materials and information referenced below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided counsel and guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a consideration of all the comprehensive information presented to the Board and not the result of any single controlling factor or piece of information. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager, for each Fund, as well.The Board also considered current performance information provided to it by the Investment Manager at the Meeting, as well as past performance information.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, the quality of its administrative and other services, resources dedicated to data protection and systems security and its ability to oversee and supervise the service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

24

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2017 (Unaudited)

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a peer group of comparable funds with similar investment objectives (“peer group”) selected by Broadridge and another peer group selected by the Investment Manager. In addition, the Board considered performance-related information that it received at each quarterly Board meeting about the investment performance for the period ended December 31, 2016 of each Fund. The Board noted that the one-, three-, five-, ten-year, or since inception performance returns of each of the Funds were above or the same as the median performance returns for such periods of its respective peer group, except for: (i) the one-year performance return of the Commercial Class of the TD Institutional Treasury Obligations Money Market Fund, which was lower than the median one-year performance return of its peer group, (ii) the five-year performance return of the Commercial Class of the TD Institutional Treasury Obligations Money Market Fund, which was lower than the median five-year performance return of its peer group, (iii) the ten-year performance return of the Institutional Class and Institutional Service Class of the TD Institutional U.S. Government Fund, which, in each case, was slightly lower than the median ten-year performance return of its respective peer group, and (iv) the since inception performance return of the Commercial Class of the TD Institutional Treasury Obligations Money Market Fund, which was lower than the median since inception performance return of its peer group. The Board also observed that the conservative approach in which the Funds were being managed, with an emphasis on safety and liquidity, contributed, in part, to the relatively low returns of the underperforming Funds. The Board further noted that in certain instances where a Fund underperformed its peer group, such underperformance was modest. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and each class thereof (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group. The funds within the peer group were selected independently by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was the same as or below the median investment management fee rate of its peer group, with the exception of the investment management fee rate after waivers of each of the Institutional Service Class and the Commercial Class of the TD Institutional Treasury Obligations Money Market Fund which, in each case, was above the median investment management fee rate after waivers of its respective peer group.

The Board, in its evaluation of agreements noted that each class’ total gross expense ratio and total net expense ratio of each Fund were both the same as or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total net expense ratio of each of (i) the Institutional Service Class and Commercial Class of the TD Institutional Treasury Obligations Money Market Fund which, in each case, was above the median total net expense ratio of its peer group and (ii) the Commercial Class of the TD Institutional U.S. Government Fund, which was above the median total net expense ratio of its peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds, including to support the Funds’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management

25

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2017 (Unaudited)

addressing the Investment Manager’s profitability. On the basis of management’s representations with respect to the preparation of the report (which followed methodology developed by an independent consultant that previously prepared such profitability report), the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each Fund grows. The Board concluded that potential economies of scale were passed on to the Fund shareholders in the form of breakpoints to the advisory fee rate. The Board, including the Independent Directors, considered that economies of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund for an additional one-year period.

26

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA, Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of June 16, 2017.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors

DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Chairman of the Board; Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of the Nominating/Governance Committee since March 2011; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm), since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	18	Director, Abel Noser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014) of Whittier College.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Former Senior Advisor to New York State Banking Department; Retired General Counsel, Dime Bancorp, Inc.; real estate investor.	18	Trustee Emeritus of Albany Law School.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Director	Since: 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present); Vice Chairman of Monmouth Medical Center (2011 – present).	18	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

Interested Director

BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director	Since: 12/17/10	Retired Senior Vice President – TD Bank Group.	18	Director of Ontario Teachers’ Pension Plan Board (2012 – present); Director of First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 – 5/31/2016) and Chair of Queens University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2017.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

27

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors

MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010;
Former Chief Risk Officer of TD Asset Management Inc. from 2002 – 2015; and Chief Risk Officer of the Investment Manager
since March 22, 2017.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. Prudential Center, 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 63	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 57	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Directors.

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TDAMSAR02

Item 2.	Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date July 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date July 3, 2017

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date July 3, 2017

* Print the name and title of each signing officer under his or her signature.